CORRECTION OF ERRORS - Statement of profit and other comprehensive income (extract) (Details) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Statement of profit and other comprehensive income
Direct financing lease interest income(note 21.7)	$ 7,595,992	$ 5,697,957
Interest expense for direct financing lease(note 21.3)	(411,066)	(1,546,304)
Business collaboration fee and commission expenses for leasing projects		(99,320)
Provision for lease payment receivable(note 21.2)	(81,585,960)	(3,514,961)
Net direct financing lease interest income after provision for receivables	(74,469,376)	537,372
Financial advisory and lease agency income (note 21.7)	0	1,695,303
Net revenue	(74,469,376)	2,232,675
Interest on short term investments	105,878	3,942,719
Interest on investment securities-held to maturity	105,878	3,942,719
Total non-interest income	105,878	3,942,719
Business taxes and surcharges (note 21.1)	(15,827)	(9,911)
Salaries and employee charges (note 21.1)	(542,628)	(540,312)
Rental expenses (note 21.1)	(102,859)	(175,549)
Other operating expenses (note 21.1)	(2,062,802)	(4,554,030)
Total non-interest expense	(2,724,116)	(5,279,802)
Income before taxes	(77,087,614)	895,592
Income tax credit (note 21.1 and not 21.4)	18,900,720	322,038
NET (LOSSES)/INCOME	(58,186,894)	1,217,630
Income from discontinued operation	8,377,166	8,881,255
Total Net (Losses)/Income	(49,809,728)	10,098,885
Foreign currency translation adjustment (note 21.1 and note 21.2 and note 21.3 )	(9,623,857)	5,977,187
COMPREHENSIVE (LOSS)/INCOME	$ (59,433,585)	$ 16,076,072
Basic	$ (2.51)	$ 0.51
Diluted	(2.51)	0.51
From continuing operation	(2.93)	0.06
From discontinued operation	$ 0.42	$ 0.45
AS previously reported
Statement of profit and other comprehensive income
Commissions and fees on financial guarantee services(note 21.1)		$ 2,308,567
(Provision) reversal of provision for financial guarantee services(note 21.1)		(1,982,073)
Provision for guarantee paid on behalf of guarantee service customers(note 21.1)		(2,896,532)
Commission and fees on guarantee services, net		(2,570,038)
Direct financing lease interest income(note 21.7)		5,697,491
Interest expense for direct financing lease(note 21.3)		(1,512,619)
Business collaboration fee and commission expenses for leasing projects		(99,320)
Provision for lease payment receivable(note 21.2)		(3,108,520)
Net direct financing lease interest income after provision for receivables		977,032
Financial advisory and lease agency income (note 21.7)		1,695,769
Net revenue		102,763
Interest on short term investments		15,095,621
Total non-interest income		15,095,621
Business taxes and surcharges (note 21.1)		(13,059)
Salaries and employee charges (note 21.1)		(704,007)
Rental expenses (note 21.1)		(230,889)
Other operating expenses (note 21.1)		(4,789,448)
Total non-interest expense		(5,737,403)
Income before taxes		9,460,981
Income tax credit (note 21.1 and not 21.4)		1,038,895
NET (LOSSES)/INCOME		10,499,876
Total Net (Losses)/Income		10,499,876
Foreign currency translation adjustment (note 21.1 and note 21.2 and note 21.3 )		5,969,850
COMPREHENSIVE (LOSS)/INCOME		$ 16,469,726
Basic		$ 0.53
Diluted		$ 0.53
Restatement Adjustments, Adjustments
Statement of profit and other comprehensive income
Provision for lease payment receivable(note 21.2)		$ (406,441)
Net direct financing lease interest income after provision for receivables		(406,441)
Net revenue		(406,441)
Income before taxes		(406,441)
Income tax credit (note 21.1 and not 21.4)		(39,142)
NET (LOSSES)/INCOME		(445,583)
Total Net (Losses)/Income		(445,583)
Foreign currency translation adjustment (note 21.1 and note 21.2 and note 21.3 )		7,570
COMPREHENSIVE (LOSS)/INCOME		$ (438,013)
Basic		$ (0.02)
Diluted		$ (0.02)
Restatement Adjustments, Other impacts
Statement of profit and other comprehensive income
Commissions and fees on financial guarantee services(note 21.1)		$ (2,308,567)
(Provision) reversal of provision for financial guarantee services(note 21.1)		1,982,073
Provision for guarantee paid on behalf of guarantee service customers(note 21.1)		2,896,532
Commission and fees on guarantee services, net		2,570,038
Direct financing lease interest income(note 21.7)		466
Interest expense for direct financing lease(note 21.3)		(33,685)
Net direct financing lease interest income after provision for receivables		(33,219)
Financial advisory and lease agency income (note 21.7)		(466)
Net revenue		2,536,353
Interest on short term investments		(15,095,621)
Interest on investment securities-held to maturity		3,942,719
Total non-interest income		(11,152,902)
Business taxes and surcharges (note 21.1)		3,148
Salaries and employee charges (note 21.1)		163,695
Rental expenses (note 21.1)		55,340
Other operating expenses (note 21.1)		235,418
Total non-interest expense		457,601
Income before taxes		(8,158,948)
Income tax credit (note 21.1 and not 21.4)		(677,715)
NET (LOSSES)/INCOME		(8,836,663)
Income from discontinued operation		8,881,255
Total Net (Losses)/Income		44,592
Foreign currency translation adjustment (note 21.1 and note 21.2 and note 21.3 )		(233)
COMPREHENSIVE (LOSS)/INCOME		$ 44,359
From continuing operation		$ 0.06
From discontinued operation		$ 0.45